Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	02/15/12
Transaction Month	17
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$27,170,750.76	0.1017631	$3,978,066.60	0.0148991	$23,192,684.15
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$664,470,750.76	0.5672934	$641,278,066.60	0.5474926	$23,192,684.15

Weighted Avg. Coupon (WAC)	4.56%		4.55%
Weighted Avg. Remaining Maturity (WARM)	46.36		45.44
Pool Receivables Balance	$789,741,752.18		$761,728,343.86
Remaining Number of Receivables	57,853		56,638

Adjusted Pool Balance	$769,522,207.35		$742,396,260.97

III. COLLECTIONS

Principal:
Principal Collections	$27,168,516.11
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$717,416.66
Total Principal Collections	$27,885,932.77

Interest:
Interest Collections	$3,081,916.65
Late Fees & Other Charges	$50,166.51
Interest on Repurchase Principal	$-
Total Interest Collections	$3,132,083.16

Collection Account Interest	$1,859.31
Reserve Account Interest	$471.65
Servicer Advances	$-

Total Collections	$31,020,346.89

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	02/15/12
Transaction Month	17
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$31,020,346.89
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$31,020,346.89
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$658,118.13		$658,118.13	$658,118.13
Collection Account Interest					$1,859.31
Late Fees & Other Charges					$50,166.51
Total due to Servicer					$710,143.95

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$12,906.11		$12,906.11
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$648,121.95		$648,121.95	$648,121.95

Available Funds Remaining:					$29,662,080.99

3. Principal Distribution Amount:					$23,192,684.15

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$23,192,684.15
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		23,192,684.15		$23,192,684.15
Total Noteholders Principal				$23,192,684.15

4. Available Amounts Remaining to reserve account					6,469,396.84

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					6,469,396.84

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,219,544.83
Beginning Period Amount	$20,219,544.83
Current Period Amortization	$887,461.94
Ending Period Required Amount	$19,332,082.89
Ending Period Amount	$19,332,082.89
Next Distribution Date Required Amount	$18,465,197.75

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$6,469,396.84
Current Period Release to Depositor	$6,469,396.84
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$105,051,456.59	$101,118,194.37	$101,118,194.37
Overcollateralization as a % of Adjusted Pool		13.65%	13.62%	13.62%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	02/15/12
Transaction Month	17
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.68%	55,888	98.63%	$751,306,542.97
30 - 60 Days	1.04%	587	1.06%	$8,106,874.75
61 - 90 Days	0.22%	127	0.25%	$1,898,818.20
91 + Days	0.06%	36	0.05%	$416,107.94
		56,638		$761,728,343.86
Total
Delinquent Receivables 61 + days past due	0.29%	163	0.30%	$2,314,926.14
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	175	0.30%	$2,355,177.46
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	174	0.27%	$2,233,857.39
Three-Month Average Delinquency Ratio	0.29%		0.29%

Repossession in Current Period		54		$868,271.57
Repossession Inventory		61		$721,002.55

Charge-Offs
Gross Principal of Charge-Off for Current Period				$844,892.21
Recoveries				$(717,416.66)
Net Charge-offs for Current Period				$127,475.55

Beginning Pool Balance for Current Period				$789,741,752.18

Net Loss Ratio				0.19%
Net Loss Ratio for 1st Preceding Collection Period				0.42%
Net Loss Ratio for 2nd Preceding Collection Period				0.42%
Three-Month Average Net Loss Ratio for Current Period				0.35%

Cumulative Net Losses for All Periods				$5,433,594.10
Cumulative Net Losses as a % of Initial Pool Balance				0.40%

Principal Balance of Extensions				$2,986,028.72
Number of Extensions				183

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